UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RCG Starboard Advisors, LLC
Address: 666 Third Avenue, 26th Floor
         New York, NY  10017

13F File Number:  28-12004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marran H. Ogilvie
Title:     General Counsel
Phone:     212-845-7909

Signature, Place, and Date of Signing:

      /s/ Marran H. Ogilvie     New York, NY     November 07, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-06309                      Ramius Capital Group LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $359,751 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADAPTEC INC                     COM             00651F108     8024  2100420 SH       SOLE                  2100420        0        0
ALPHARMA INC                    CL A            020813101     1794    84000 SH       SOLE                    84000        0        0
ASHWORTH INC                    COM             04516H101    11753  1911102 SH       SOLE                  1911102        0        0
BEA SYS INC                     COM             073325102     9179   661819 SH       SOLE                   661819        0        0
CAPTARIS INC                    COM             14071N104     3333   630000 SH       SOLE                   630000        0        0
CENVEO INC                      COM             15670S105     7268   336000 SH       SOLE                   336000        0        0
CHEMTURA CORP                   COM             163893100     1867   210000 SH       SOLE                   210000        0        0
CHURCHILL DOWNS INC             COM             171484108    16187   324003 SH       SOLE                   324003        0        0
CPI CORP                        COM             125902106    35107   911388 SH       SOLE                   911388        0        0
DATASCOPE CORP                  COM             238113104      403    11912 SH       SOLE                    11912        0        0
DILLARDS INC                    CL A            254067101     1834    84000 SH       SOLE                    84000        0        0
ENNIS INC                       COM             293389102    12715   576899 SH       SOLE                   576899        0        0
GRAVITY CO LTD                  SPONSORED ADR   38911N107     1159   270729 SH       SOLE                   270729        0        0
HYPERCOM CORP                   COM             44913M105     9083  2009493 SH       SOLE                  2009493        0        0
I-MANY INC                      COM             44973Q103     7487  2599546 SH       SOLE                  2599546        0        0
KENSEY NASH CORP                COM             490057106    54518  2088020 SH       SOLE                  2088020        0        0
LAMSON & SESSIONS CO            COM             513696104    32709  1213244 SH       SOLE                  1213244        0        0
LUBYS INC                       COM             549282101    17259  1566180 SH       SOLE                  1566180        0        0
PHOENIX TECHNOLOGY LTD          COM             719153108    29715  2774471 SH       SOLE                  2774471        0        0
RARE HOSPITALITY INTL INC       COM             753820109     2183    57279 SH       SOLE                    57279        0        0
REPUBLIC PROPERTY TR            COM             760737106     2245   153067 SH       SOLE                   153067        0        0
RYERSON INC                     COM             78375P107     2267    67200 SH       SOLE                    67200        0        0
S1 CORPORATION                  COM             78463B101    44352  4900788 SH       SOLE                  4900788        0        0
SAIA INC                        COM             78709Y105     7821   473112 SH       SOLE                   473112        0        0
SCHULMAN A INC                  COM             808194104    22156  1122935 SH       SOLE                  1122935        0        0
SHARPER IMAGE CORP              COM             820013100     9192  2225555 SH       SOLE                  2225555        0        0
SYMS CORP                       COM             871551107     5131   341839 SH       SOLE                   341839        0        0
TIBCO SOFTWARE INC              COM             88632Q103     2173   294000 SH       SOLE                   294000        0        0
TOLLGRADE COMMUNICATIONS INC    COM             889542106      837    82747 SH       SOLE                    82747        0        0